Submission	Jan. 05, 2026
Submission [Line Items]
Central Index Key	0001126956
Registrant Name	Spire Inc.
Registration File Number	333-287024
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A